Property, Plant, and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land and land improvements		$ 26,358	$ 30,547
Building and leasehold improvements		111,812	154,521
Machinery, equipment, and other		1,082,030	1,301,368
Construction-in-progress		14,401	37,100
Property, plant, and equipment, gross		1,234,601	1,523,536
Accumulated depreciation		(704,064)	(780,590)
Property, plant, and equipment, net	$ 2,053,000	$ 530,537	$ 742,946